Expense Example - Invesco VI Main Street Mid Cap Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	96	300	520	1,155	121	378	654	1,443